Pensions and Other Postretirement Benefits (Contributions to Multi-employer Plan) (Details) - Railroad Employees National Early Retirement Major Medical Benefit Plan [Member]	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Multiemployer Plans [Line Items]
Contributions to multi-employer plan	$ 6,000,000	$ 7,000,000	$ 10,000,000
Multiemployer plan employer contribution rate per month	$ 89.00	$ 109.49
Number of retirees covered	183	263